Schedule of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

January 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.75%Δ			Common StockΔ (continued)
Australia - 1.28%			Japan (continued)
QBE Insurance Group	627,204	$5,709,518	Tokio Marine Holdings	183,600	$9,966,036
		5,709,518			120,381,961
China/Hong Kong - 6.00%			Netherlands - 0.58%
CK Hutchison Holdings	1,541,000	13,615,832	Koninklijke Ahold Delhaize	105,599	2,591,554
Jardine Matheson Holdings	30,400	1,694,556			2,591,554
WH Group	12,150,000	11,434,383
			Singapore - 5.25%
		26,744,771	Singapore
Denmark - 1.79%			Telecommunications	3,848,800	9,261,215
ISS	327,720	7,962,090	United Overseas Bank	758,609	14,149,673
		7,962,090			23,410,888
France - 7.27%			Spain - 2.89%
Cie de Saint-Gobain	308,716	11,647,351	Banco Santander	3,268,197	12,879,625
Sanofi	127,230	12,269,861			12,879,625
Societe Generale	262,202	8,484,779
			Sweden - 2.76%
		32,401,991	Telia	2,877,017	12,303,405
Germany - 9.24%					12,303,405
Allianz	46,503	11,102,298
Bayerische Motoren Werke	43,311	3,085,107	Switzerland - 5.51%
Daimler	225,721	10,452,473	ABB	480,949	11,197,425
Evonik Industries	266,227	7,295,632	Novartis	92,003	8,691,354
Telefonica Deutschland			Zurich Insurance Group	11,265	4,676,301
Holding	3,051,859	9,250,287			24,565,080
		41,185,797	United Kingdom - 24.47%
Italy - 4.69%			BP	1,577,830	9,498,707
Enel	1,254,542	10,934,994	G4 S	2,847,889	7,328,952
Eni	711,703	9,969,248	GlaxoSmithKline	536,205	12,589,786
			John Wood Group	1,076,494	5,328,533
		20,904,242	Kingfisher	2,953,679	7,929,915
Japan - 27.02%			Lloyds Banking Group	17,209,271	12,847,330
Coca-Cola Bottlers Japan			National Grid	142,900	1,898,667
Holdings	367,900	9,683,461	Royal Dutch Shell Class B	485,020	12,744,688
FUJIFILM Holdings	277,000	13,757,064	SSE	775,408	15,435,111
Fujitsu	97,300	10,287,799	Tesco	3,523,257	11,459,462
Honda Motor	498,000	12,736,547	Travis Perkins	181,558	3,708,678
Isuzu Motors	457,800	4,485,276	WPP	663,727	8,252,487
Kyocera	165,500	10,874,406
Mitsubishi Electric	539,100	7,474,704			109,022,316
Nippon Telegraph &			Total Common Stock
Telephone	282,200	7,195,264	(cost $446,411,476)		440,063,238
Otsuka Holdings	176,600	7,845,525
Secom	6,800	596,718	Preferred Stock - 0.27%
Sekisui Chemical	388,400	6,468,969	Bayerische Motoren Werke
Sumitomo Electric Industries	435,300	5,803,261	6.80%	21,626	1,205,459
Takeda Pharmaceutical	343,900	13,206,931	Total Preferred Stock (cost $1,423,098)		1,205,459

(continues) NQ-DPT-094 [1/20] 3/20 (1110348) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Short-Term Investments - 0.28%			Short-Term Investments (continued)
Money Market Mutual Funds - 0.28%			Money Market Mutual Funds (continued)
BlackRock			State Street Institutional US
FedFund - Institutional			Government Money Market
Shares (seven-day effective			Fund - Investor Class
yield 1.49%)	247,975	$247,975	(seven-day effective yield
Fidelity Investments Money			1.44%)	247,975	$247,975
Market Government			Total Short-Term Investments
Portfolio - Class I			(cost $1,239,875)		1,239,875
(seven-day effective yield
1.46%)	247,975	247,975	Total Value of Securities - 99.30%
GS Financial Square			(cost $449,074,449)		442,508,572
Government			Receivables and Other Assets Net of
Fund - Institutional Shares			Liabilities - 0.70%		3,097,245
(seven-day effective yield
1.46%)	247,975	247,975	Net Assets Applicable to 32,387,753 Shares
Morgan Stanley Government			Outstanding - 100.00%		$445,605,817
Portfolio - Institutional
Share Class (seven-day			Δ Securities have been classified by country of origin.
effective yield 1.45%)	247,975	247,975

The following foreign currency exchange contracts were outstanding at Jan. 31, 2020:

Foreign Currency Exchange Contracts

		Currency to			Settlement	Unrealized	Unrealized
Counterparty	Receive	(Deliver)		In Exchange For	Date	Appreciation	Depreciation
BNYM	GBP	(248,309)	USD	325,824	2/3/20	$—	$(2,094)
BNYM	JPY	5,406,317	USD	(49,672)	2/3/20	232	—
Total Foreign Currency Exchange Contracts						$232	$(2,094)

The use of foreign currency exchange contracts involves elements of	Summary of abbreviations:
market risk and risks in excess of the amounts disclosed in the	BNYM - Bank of New York Mellon
financial statements. The foreign currency exchange contracts	GBP - British Pound Sterling
presented above represent the Portfolio’s total exposure in such	GS - Goldman Sachs
contracts, whereas only the net unrealized appreciation	JPY - Japanese Yen
(depreciation) is reflected in the Portfolio’s net assets.	USD - US Dollar

2 NQ-DPT-094 [1/20] 3/20 (1110348)